VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—1.6%
Electronic Arts, Inc.	79,135	$ 9,532
Paramount Global Class B	283,562	6,326
		15,858

Consumer Discretionary—15.2%
Best Buy Co., Inc.	124,104	9,714
Domino’s Pizza, Inc.	34,159	11,268
Fox Factory Holding Corp.(1)	80,196	9,733
Garmin Ltd.	104,338	10,530
Helen of Troy Ltd.(1)	84,623	8,054
Lowe’s Cos., Inc.	47,405	9,480
Lululemon Athletica, Inc.(1)	35,691	12,998
MDC Holdings, Inc.	283,024	11,001
Pool Corp.	29,215	10,004
Ross Stores, Inc.	85,899	9,116
TopBuild Corp.(1)	49,154	10,231
VF Corp.	396,127	9,075
Whirlpool Corp.	75,540	9,973
Winnebago Industries, Inc.	166,208	9,590
Wynn Resorts Ltd.(1)	91,258	10,213
		150,980

Consumer Staples—2.1%
Tyson Foods, Inc. Class A	357,944	21,233
Energy—1.0%
Ovintiv, Inc.	271,423	9,793
Financials—13.4%
Annaly Capital Management, Inc.	466,928	8,923
Capital One Financial Corp.	106,290	10,221
Citigroup, Inc.	207,007	9,707
Citizens Financial Group, Inc.	251,110	7,626
Erste Group Bank AG Sponsored ADR	544,158	8,924
Fidelity National Financial, Inc.	284,163	9,926
First Financial Bankshares, Inc.	290,987	9,283
Global Payments, Inc.	92,278	9,711
MarketAxess Holdings, Inc.	22,774	8,911
MSCI, Inc. Class A	17,055	9,546
PayPal Holdings, Inc.(1)	130,776	9,931
T. Rowe Price Group, Inc.	89,025	10,051
Truist Financial Corp.	592,184	20,193
		132,953

Health Care—12.4%
Bio-Rad Laboratories, Inc. Class A(1)	21,961	10,520
Bio-Techne Corp.	138,492	10,275
Charles River Laboratories International, Inc.(1)	42,586	8,595
	Shares	Value

Health Care—continued
Edwards Lifesciences Corp.(1)	140,362	$ 11,612
IDEXX Laboratories, Inc.(1)	19,333	9,668
IQVIA Holdings, Inc.(1)	32,839	6,531
Neogen Corp.(1)	492,746	9,125
STERIS plc	52,039	9,954
Teleflex, Inc.	76,357	19,342
Veeva Systems, Inc. Class A(1)	91,099	16,743
Zoetis, Inc. Class A	64,118	10,672
		123,037

Industrials—14.2%
Allegiant Travel Co.(1)	100,563	9,250
AMETEK, Inc.	64,599	9,388
Carrier Global Corp.	193,861	8,869
Copart, Inc.(1)	130,410	9,808
Dover Corp.	34,849	5,295
FedEx Corp.	48,028	10,974
KION Group AG Unsponsored ADR	1,055,962	10,158
Lennox International, Inc.	38,625	9,706
Masco Corp.	190,169	9,455
Mercury Systems, Inc.(1)	109,722	5,609
Stanley Black & Decker, Inc.	243,349	19,609
Toro Co. (The)	78,953	8,777
TransUnion	239,014	14,852
Trex Co., Inc.(1)	187,760	9,138
		140,888

Information Technology—13.1%
ANSYS, Inc.(1)	29,639	9,864
Entegris, Inc.	110,307	9,046
Globant S.A.(1)	61,636	10,109
HP, Inc.	280,684	8,238
Keysight Technologies, Inc.(1)	61,105	9,867
Lam Research Corp.	18,452	9,782
Micron Technology, Inc.	175,490	10,589
Paycom Software, Inc.(1)	31,846	9,682
ServiceNow, Inc.(1)	21,297	9,897
Skyworks Solutions, Inc.	92,468	10,909
Teledyne Technologies, Inc.(1)	23,851	10,670
Tyler Technologies, Inc.(1)	31,784	11,272
VeriSign, Inc.(1)	46,372	9,800
		129,725

Materials—12.7%
Ball Corp.	180,671	9,957
BASF SE Sponsored ADR	718,430	9,412
Braskem S.A. Class A ADR	1,289,468	9,929
Celanese Corp. Class A	185,097	20,155
Kaiser Aluminum Corp.	145,863	10,886
Kinross Gold Corp.	5,700,087	26,847
LyondellBasell Industries N.V. Class A	106,016	9,954
	Shares	Value

Materials—continued
Pan American Silver Corp.	410,155	$ 7,465
POSCO Holdings, Inc. Sponsored ADR	160,726	11,201
Westrock Co.	331,126	10,089
		125,895

Real Estate—11.5%
Alexandria Real Estate Equities, Inc.	157,880	19,828
Crown Castle, Inc.	78,620	10,522
Digital Realty Trust, Inc.	100,750	9,905
Douglas Emmett, Inc.	622,037	7,670
Equity Residential	175,806	10,548
Invitation Homes, Inc.	336,395	10,506
Medical Properties Trust, Inc.	1,063,957	8,746
National Storage Affiliates Trust	238,594	9,968
Sun Communities, Inc.	72,154	10,165
Vonovia SE Unsponsored ADR	1,680,784	15,749
		113,607

Utilities—1.2%
Enel SpA Unsponsored ADR	1,912,362	11,551
Total Common Stocks (Identified Cost $984,221)		975,520

Total Long-Term Investments—98.4% (Identified Cost $984,221)		975,520

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(2)	164,057	164
Total Short-Term Investment (Identified Cost $164)		164

TOTAL INVESTMENTS—98.4% (Identified Cost $984,385)		$975,684
Other assets and liabilities, net—1.6%		15,982
NET ASSETS—100.0%		$991,666

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	83%
Canada	5
Germany	4
Netherlands	1
Switzerland	1
South Korea	1
Bermuda	1
Other	4
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$975,520	$975,520
Money Market Mutual Fund	164	164
Total Investments	$975,684	$975,684
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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